Prepaid Expenses and Other Current assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 69	$ 91,490
Other receivables, net	35,855	177,849
Prepaid expenses and other current assets	$ 35,923	$ 269,339